Submission	Sep. 14, 2026
Submission [Line Items]
Central Index Key	0001514281
Registrant Name	TPG Mortgage Investment Trust, Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES